Borrowings (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2017	Feb. 28, 2017	May 31, 2017	Dec. 31, 2016	Oct. 31, 2016	Mar. 31, 2016	Feb. 29, 2016	Dec. 31, 2015	Jul. 31, 2015	Nov. 30, 2014	May 31, 2013	Apr. 30, 2012	Jan. 31, 2008	Aug. 31, 2006
Short-term Debt
Notes payable to banks, Current	$ 606,500,000	$ 606,500,000	$ 988,100,000				$ 408,300,000
Notes payable to banks, Long-term	0	0
Notes payable to banks, Total	606,500,000	606,500,000					408,300,000
Long-term Debt
Other, Current	18,500,000	18,500,000
Other, Long-term	208,600,000	208,600,000
Other, Total	227,100,000	227,100,000					99,800,000
Long-term debt, Current	910,900,000	910,900,000	146,200,000				856,700,000
Long-term debt, Long-term	7,720,700,000	7,720,700,000	$ 8,077,200,000				6,816,200,000
Long-term debt, Total	8,631,600,000	8,631,600,000					7,672,900,000
Debt instrument, face amount	5,004,200,000	5,004,200,000
Senior Credit Facility - Term Loans [Member]
Long-term Debt
Senior Credit Facility - Term Loans, Current	192,500,000	192,500,000
Senior Credit Facility - Term Loans, Long-term	3,595,000,000	3,595,000,000
Senior Credit Facility - Term Loans, Total	3,787,500,000	3,787,500,000					2,856,800,000
Senior Credit Facility - Term Loans [Member] | U.S. Term A Facility [Member]
Long-term Debt
Senior Credit Facility - Term Loans, Total	1,169,100,000	1,169,100,000
Debt instrument, face amount	$ 1,192,100,000	$ 1,192,100,000							$ 1,270,000,000
Interest rate	2.30%	2.30%
LIBOR margin	1.50%	1.50%
Senior Credit Facility - Term Loans [Member] | U.S. Term A-1 Facility [Member]
Long-term Debt
Senior Credit Facility - Term Loans, Total	$ 237,900,000	$ 237,900,000
Debt instrument, face amount	$ 238,900,000	$ 238,900,000
Interest rate	2.50%	2.50%
LIBOR margin	1.75%	1.75%
Senior Credit Facility - Term Loans [Member] | European Term A Facility [Member]
Long-term Debt
Senior Credit Facility - Term Loans, Total	$ 1,316,700,000	$ 1,316,700,000
Debt instrument, face amount	$ 1,340,700,000	$ 1,340,700,000							1,430,000,000
Interest rate	2.30%	2.30%
LIBOR margin	1.50%	1.50%
Senior Credit Facility - Term Loans [Member] | European Term A-1 Facility [Member]
Long-term Debt
Senior Credit Facility - Term Loans, Total	$ 671,000,000	$ 671,000,000
Debt instrument, face amount	$ 682,500,000	$ 682,500,000				$ 700,000,000.0
Interest rate	2.30%	2.30%
LIBOR margin	1.50%	1.50%
Senior Credit Facility - Term Loans [Member] | European Term A-2 Facility [Member]
Long-term Debt
Senior Credit Facility - Term Loans, Total	$ 392,800,000	$ 392,800,000
Debt instrument, face amount	$ 400,000,000	$ 400,000,000			$ 400,000,000
Interest rate	2.30%	2.30%
LIBOR margin	1.50%	1.50%
Senior Notes [Member]
Long-term Debt
Senior Notes, Current	$ 699,900,000	$ 699,900,000
Senior Notes, Long-term	3,917,100,000	3,917,100,000
Senior Notes, Total	4,617,000,000	$ 4,617,000,000					4,716,300,000
Percentage of outstanding principal amount as redemption price		100.00%
Basis points above adjusted treasury rate		50.00%
Senior Notes [Member] | August 2006 Senior Notes [Member]
Long-term Debt
Senior Notes, Total	0	$ 0					699,000,000
Debt instrument, face amount														$ 700,000,000
Coupon rate of notes														7.25%
Senior Notes [Member] | May 2007 Senior Notes [Member]
Long-term Debt
Senior Notes, Total	699,900,000	699,900,000					699,000,000
Debt instrument, face amount													$ 700,000,000
Coupon rate of notes													7.25%
Senior Notes [Member] | April 2012 Senior Notes [Member]
Long-term Debt
Senior Notes, Total	594,900,000	594,900,000					594,100,000
Debt instrument, face amount												$ 600,000,000
Coupon rate of notes												6.00%
Senior Notes [Member] | May 2013 Eight Year Senior Notes [Member]
Long-term Debt
Senior Notes, Total	497,400,000	497,400,000					496,800,000
Debt instrument, face amount											$ 500,000,000
Coupon rate of notes											3.75%
Senior Notes [Member] | May 2013 Ten Year Senior Notes [Member]
Long-term Debt
Senior Notes, Total	1,043,400,000	1,043,400,000					1,042,500,000
Debt instrument, face amount											$ 1,050,000,000
Coupon rate of notes											4.25%
Senior Notes [Member] | November 2014 Five Year Senior Notes [Member]
Long-term Debt
Senior Notes, Total	396,800,000	396,800,000					395,700,000
Debt instrument, face amount										$ 400,000,000
Coupon rate of notes										3.875%
Senior Notes [Member] | November 2014 Ten Year Senior Notes [Member]
Long-term Debt
Senior Notes, Total	395,400,000	395,400,000					394,900,000
Debt instrument, face amount										$ 400,000,000
Coupon rate of notes										4.75%
Senior Notes [Member] | December 2015 Senior Notes [Member]
Long-term Debt
Senior Notes, Total	394,800,000	394,800,000					394,300,000
Debt instrument, face amount								$ 400,000,000
Coupon rate of notes								4.75%
Senior Notes [Member] | December 2016 Senior Notes [Member]
Long-term Debt
Senior Notes, Total	$ 594,400,000	594,400,000					0
Debt instrument, face amount				$ 600,000,000
Percentage of outstanding principal amount as redemption price	100.00%
Basis points above adjusted treasury rate	25.00%
Coupon rate of notes				3.70%
Senior Credit Facility - Revolving Credit Loans [Member]
Short-term Debt
Notes payable to banks, Current	$ 231,000,000	231,000,000
Notes payable to banks, Long-term	0	0
Notes payable to banks, Total	231,000,000	231,000,000					92,000,000
Long-term Debt
Debt instrument, face amount	$ 1,150,000,000	$ 1,150,000,000							$ 1,150,000,000.00
Interest rate	2.30%	2.30%
LIBOR margin	1.50%	1.50%
Remaining borrowing capacity	$ 902,300,000	$ 902,300,000
Senior Credit Facility - Revolving Credit Loans [Member] | U.S. Revolving Credit Facility [Member]
Long-term Debt
Debt instrument, face amount	150,000,000	150,000,000
Senior Credit Facility - Revolving Credit Loans [Member] | European Revolving Credit Facility [Member]
Long-term Debt
Debt instrument, face amount	1,000,000,000	1,000,000,000				$ 1,000,000,000.0
Letters of Credit [Member]
Long-term Debt
Debt instrument, face amount	200,000,000.0	200,000,000.0
Outstanding letters of credit	16,700,000	16,700,000
Other [Member]
Short-term Debt
Notes payable to banks, Current	375,500,000	375,500,000
Notes payable to banks, Long-term	0	0
Notes payable to banks, Total	375,500,000	375,500,000					$ 316,300,000
Other [Member] | CBI Accounts Receivable Securitization Facility [Member]
Short-term Debt
Notes payable to banks, Current	$ 206,100,000	$ 206,100,000
Long-term Debt
Interest rate	1.70%	1.70%
Remaining borrowing capacity	$ 88,900,000	$ 88,900,000
Other [Member] | Crown Accounts Receivable Securitization Facility [Member]
Short-term Debt
Notes payable to banks, Current	$ 127,000,000	$ 127,000,000
Long-term Debt
Interest rate	1.70%	1.70%
Remaining borrowing capacity	$ 13,000,000	$ 13,000,000